LVIP Mondrian Global Income Fund
Schedule of Investments
September 30, 2024 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–5.25%
Germany–1.72%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	6,272,000	$6,111,834
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,660,985
			7,772,819
Japan–1.54%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	6,981,572
			6,981,572
Norway–0.88%
Equinor ASA 1.63% 2/17/35	EUR	4,133,000	3,964,377
			3,964,377
South Africa–0.00%
‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	96
			96
Sweden–1.11%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	5,031,000	5,048,333
			5,048,333
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	2,250
			2,250
Total Corporate Bonds (Cost $25,399,465)			23,769,447
ΔSOVEREIGN BONDS–53.11%
Australia–3.83%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	996,415
1.75% 6/21/51	AUD	3,000,000	1,171,652
2.75% 6/21/35	AUD	5,000,000	3,072,464
3.00% 3/21/47	AUD	3,600,000	1,950,993
3.25% 4/21/25	AUD	2,200,000	1,513,107
3.25% 4/21/25	AUD	3,250,000	2,235,272
3.25% 6/21/39	AUD	4,500,000	2,777,288
4.75% 4/21/27	AUD	5,100,000	3,628,454
			17,345,645
Austria–1.09%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,942,829
			4,942,829
Belgium–2.54%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	881,406
0.40% 6/22/40	EUR	8,250,000	6,097,373
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	4,600,000	4,504,964
			11,483,743
Canada–2.11%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	4,831,578
1.00% 6/1/27	CAD	6,422,000	4,545,947
3.50% 12/1/45	CAD	200,000	156,575
			9,534,100
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
China–1.06%
China Government Bonds 2.68% 5/21/30	CNY	32,700,000	$4,815,821
			4,815,821
Finland–1.04%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,732,099
			4,732,099
France–3.02%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	1,723,923
0.75% 5/25/52	EUR	2,600,000	1,518,089
1.50% 5/25/31	EUR	10,026,297	10,428,375
			13,670,387
Germany–2.68%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	4,649,000	4,829,940
1.25% 8/15/48	EUR	1,650,000	1,440,658
2.50% 7/4/44	EUR	1,622,000	1,814,386
4.00% 1/4/37	EUR	3,100,000	4,075,663
			12,160,647
Italy–4.98%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	2,400,000	2,648,968
1.80% 3/1/41	EUR	2,950,000	2,484,871
2.00% 2/1/28	EUR	4,300,000	4,714,476
2.45% 9/1/33	EUR	2,500,000	2,624,194
2.95% 9/1/38	EUR	6,800,000	6,980,796
4.75% 9/1/44	EUR	2,500,000	3,104,657
			22,557,962
Japan–5.14%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,581,466
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	6,531,318
1.60% 6/20/30	JPY	300,000,000	2,213,060
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	600,000,000	3,050,534
1.70% 9/20/44	JPY	1,200,000,000	8,327,570
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	572,823
			23,276,771
Malaysia–3.35%
Malaysia Government Bonds
3.50% 5/31/27	MYR	45,574,000	11,094,370
3.88% 3/14/25	MYR	9,600,000	2,335,469
3.90% 11/30/26	MYR	6,000,000	1,474,503
3.90% 11/16/27	MYR	1,150,000	283,029
			15,187,371
Mexico–3.47%
Mexican Bonos
7.50% 6/3/27	MXN	75,000,000	3,659,992
7.75% 11/13/42	MXN	95,000,000	4,018,515
8.00% 11/7/47	MXN	135,000,000	5,777,095
Mexico Bonos
7.75% 5/29/31	MXN	33,000,000	1,555,324
8.50% 11/18/38	MXN	15,100,000	705,597
			15,716,523
LVIP Mondrian Global Income Fund–1

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Netherlands–1.17%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	$1,591,278
2.75% 1/15/47	EUR	3,300,000	3,716,790
			5,308,068
New Zealand–6.37%
New Zealand Government Bonds
1.75% 5/15/41	NZD	20,000,000	8,364,477
2.00% 5/15/32	NZD	13,000,000	7,121,215
3.00% 4/20/29	NZD	7,000,000	4,304,666
4.50% 4/15/27	NZD	14,000,000	9,072,349
			28,862,707
Norway–1.11%
Kommunalbanken AS 0.05% 10/24/29	EUR	5,068,000	5,019,980
			5,019,980
Republic of Korea–3.18%
Korea Treasury Bonds
3.50% 9/10/28	KRW	12,700,000,000	9,938,219
3.88% 12/10/26	KRW	5,700,000,000	4,456,133
			14,394,352
United Kingdom–6.97%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	3,284,783
1.25% 10/22/41	GBP	10,500,000	8,803,496
1.25% 7/31/51	GBP	7,250,000	4,780,848
1.75% 9/7/37	GBP	2,652,000	2,698,421
4.25% 12/7/27	GBP	2,500,000	3,389,851
4.50% 9/7/34	GBP	6,200,000	8,627,286
			31,584,685
Total Sovereign Bonds (Cost $256,783,277)			240,593,690
SUPRANATIONAL BANKS–4.19%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	8,818,521
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	10,151,296
Total Supranational Banks (Cost $24,302,346)			18,969,817
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–35.98%
U.S. Treasury Bonds
1.13% 8/15/40	17,000,000	$11,134,336
2.25% 5/15/41	15,000,000	11,625,586
2.50% 2/15/46	11,400,000	8,618,133
2.75% 8/15/42	10,000,000	8,239,844
3.13% 8/15/44	8,800,000	7,504,750
3.63% 8/15/43	8,000,000	7,408,750
3.63% 2/15/53	10,931,100	9,939,615
4.50% 5/15/38	7,300,000	7,775,926
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	8,169,258
1.25% 8/15/31	22,000,000	18,788,516
1.63% 2/15/26	13,251,500	12,867,931
2.00% 8/15/25	11,750,000	11,544,834
2.13% 5/15/25	10,300,000	10,165,818
2.75% 2/28/25	13,000,000	12,912,149
2.75% 2/15/28	13,100,000	12,756,125
4.13% 9/30/27	3,500,000	3,556,191
Total U.S. Treasury Obligations (Cost $173,925,313)		163,007,762

	Number of Shares
MONEY MARKET FUND–0.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	3,029,507	3,029,507
Total Money Market Fund (Cost $3,029,507)		3,029,507

TOTAL INVESTMENTS–99.20% (Cost $483,439,908)	449,370,223
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	3,626,832
NET ASSETS APPLICABLE TO 46,991,913 SHARES OUTSTANDING –100.00%	$452,997,055

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Mondrian Global Income Fund–2

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(21,785,000)	USD	14,378,974	10/30/24	$—	$(689,889)
SSB	AUD	2,657,000	USD	(1,806,130)	10/30/24	31,738	—
SSB	CAD	(12,791,000)	USD	9,296,292	10/30/24	—	(168,370)
SSB	CAD	154,500	USD	(112,782)	10/30/24	1,540	—
SSB	CNY	127,907,000	USD	(17,655,495)	10/30/24	657,484	—
SSB	EUR	(54,866,500)	USD	59,727,419	10/30/24	—	(1,431,195)
SSB	EUR	594,000	USD	(663,042)	10/30/24	—	(922)
SSB	GBP	(28,203,500)	USD	36,395,633	10/30/24	—	(1,310,449)
SSB	GBP	4,500,500	USD	(5,903,947)	10/30/24	112,903	—
SSB	GBP	372,500	USD	(498,293)	10/30/24	—	(287)
SSB	JPY	9,768,091,500	USD	(63,937,762)	10/30/24	4,341,087	—
SSB	JPY	(370,930,500)	USD	2,470,867	10/30/24	—	(121,933)
SSB	MXN	(314,647,500)	USD	16,956,032	10/30/24	1,054,584	—
SSB	MXN	(8,274,500)	USD	413,965	10/30/24	—	(4,206)
SSB	MXN	9,535,000	USD	(484,935)	10/30/24	—	(3,062)
SSB	NOK	295,950,000	USD	(26,815,567)	10/30/24	1,238,427	—
SSB	NZD	(46,086,500)	USD	27,338,009	10/30/24	—	(1,944,165)
SSB	NZD	507,000	USD	(305,193)	10/30/24	16,942	—
Total Foreign Currency Exchange Contracts						$7,454,705	$(5,674,478)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
LVIP Mondrian Global Income Fund–3